PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,248	$ 2,047
Less - accumulated depreciation and amortization	1,630	1,397
Property Plant And Equipment Net	618	650
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,621	1,462
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	263	263
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	165	162
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	191	152
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 8	$ 8